CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Oct. 31, 2021 USD ($)
Initial Public Offering
Sales of ordinary shares/securities net of offering costs	$ 2,413,701
2021 Public Offering
Sales of ordinary shares/securities net of offering costs	$ 2,362,156